UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

FS Chiron Capital Allocation Fund

FS Chiron SMid Opportunities Fund

Semi-Annual Report	April 30, 2022

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022

The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at http://www.sec.gov

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

ASSET WEIGHTINGS

	% of Net Assets*	Value
Common Stock	73.5%	$799,598,937
U.S. Treasury Obligations	20.3	221,276,012
Corporate Obligation	2.1	22,824,519
Convertible Bond	1.5	16,130,735
Preferred Stock	1.3	14,320,562

Total Investments	98.7	1,074,150,765
Total Other Assets and Liabilities	1.3	14,340,826

Net Assets	100.0%	$1,088,491,591

* Percentages based on Net Assets.

SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $1,088,491,591) COMMON STOCK — 73.5%

	Shares	Fair Value
ARGENTINA — 0.9%
MercadoLibre*	10,010	$9,746,036

AUSTRIA — 0.8%
Erste Group Bank	279,796	8,754,786

BRAZIL — 2.0%
JBS	1,398,000	10,716,977
Vale ADR, Cl B	660,913	11,162,821

		21,879,798

CANADA — 0.5%
Teck Resources, Cl B	140,925	5,559,553

CHINA — 2.1%
East Money Information, Cl A	2,501,206	8,649,988
StarPower Semiconductor, Cl A	241,901	12,659,498
Topsports International Holdings	1,493,000	1,152,999

		22,462,485

DENMARK — 0.5%
AP Moller - Maersk, Cl B	1,880	5,513,728

FRANCE — 1.3%
Sanofi ADR	276,698	14,457,471

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

COMMON STOCK — continued

	Shares	Fair Value

GERMANY — 1.2%
Deutsche Boerse	76,500	$13,412,982

GREECE — 2.2%
National Bank of Greece*	3,353,024	13,530,100
OPAP	713,778	10,677,566

		24,207,666

INDONESIA — 0.6%
Astra International	12,832,900	6,705,471

ITALY — 1.3%
Ferrari	63,986	13,420,424

JAPAN — 1.5%
Komatsu	717,000	16,138,370

NETHERLANDS — 2.0%
ASML Holding, Cl G	28,361	15,989,081
Koninklijke KPN	1,555,594	5,390,940

		21,380,021

PHILIPPINES — 0.7%
Bloomberry Resorts*	64,203,900	7,452,842

SOUTH KOREA — 4.0%
Cheil Worldwide	381,887	7,692,469
Mando	190,624	8,256,326
SK Hynix	187,679	16,810,420
SK Telecom	240,572	10,917,679

		43,676,894

SWEDEN — 2.4%
Evolution	252,751	26,419,364

SWITZERLAND — 3.2%
Glencore	3,437,240	21,494,096
Nestle	104,327	13,513,443

		35,007,539

UNITED ARAB EMIRATES — 0.3%
Emaar Properties PJSC	1,796,155	3,119,878

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

COMMON STOCK — continued

	Shares	Fair Value

UNITED KINGDOM — 5.7%
3i Group	662,694	$11,041,289
AstraZeneca	106,377	14,296,675
CNH Industrial	1,742,547	24,726,742
Entain	626,538	11,963,357

		62,028,063

UNITED STATES — 40.3%
Alliance Resource Partners (1)	527,693	9,450,982
Annaly Capital Management	1,667,438	10,704,952
Anthem	36,016	18,077,511
Archer-Daniels-Midland	28,595	2,560,968
Avantor*	404,771	12,904,100
Baker Hughes, Cl A	295,252	9,158,717
Blackstone, Cl A	50,261	5,105,010
Boston Scientific*	481,291	20,267,164
Caterpillar	151,563	31,910,074
Ciena*	193,913	10,698,180
Corteva	151,241	8,725,093
Energy Transfer (1)	1,498,185	16,599,890
F5*	48,053	8,044,553
Freeport-McMoRan	609,572	24,718,145
Intercontinental Exchange	160,537	18,591,790
Jabil	351,129	20,270,677
Lumentum Holdings*	138,045	11,210,634
Manhattan Associates*	148,529	19,390,461
Mastercard, Cl A	80,650	29,306,597
MPLX (1)	403,578	13,059,784
Nexstar Media Group, Cl A	133,286	21,115,168
Northrop Grumman	43,441	19,087,975
QUALCOMM	119,314	16,666,973
Regeneron Pharmaceuticals*	15,749	10,380,323
ServiceNow*	11,522	5,508,668
Take-Two Interactive Software*	80,984	9,678,398
United Rentals*	60,967	19,297,275
Valero Energy	122,513	13,657,749
Vertex Pharmaceuticals*	41,447	11,324,149

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

COMMON STOCK — continued

	Shares	Fair Value

UNITED STATES — (continued)
Weyerhaeuser	261,611	$10,783,606

		438,255,566

TOTAL COMMON STOCK
(Cost $820,392,242)		799,598,937

U.S. TREASURY OBLIGATIONS — 20.3%

	Face Amount

U.S. Treasury Notes
1.875%, 02/15/32	$49,200,000	$44,925,750
1.500%, 02/29/24	180,100,000	176,350,262

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $222,264,696)		221,276,012

CORPORATE OBLIGATION — 2.1%

UNITED STATES — 2.1%
WeWork
5.000%, 07/10/25	28,135,000	$22,824,519

TOTAL CORPORATE OBLIGATION
(Cost $24,923,316)		22,824,519

CONVERTIBLE BONDS — 1.5%

SINGAPORE — 0.5%
Singapore Airlines
1.625%, 12/03/25	7,250,000	$5,698,507

UNITED STATES — 1.0%
Palo Alto Networks
0.750%, 07/01/23	4,929,000	$10,432,228

TOTAL CONVERTIBLE BONDS
(Cost $16,271,459)		$16,130,735

PREFERRED STOCK — 1.3%

	Shares

GERMANY — 0.2%
Porsche Automobil Holding, 0.000%(A)	32,411	$2,719,637

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

PREFERRED STOCK — continued

	Shares	Fair Value

UNITED STATES — 1.1%
Broadcom, 8.000%	6,650	$11,600,925

TOTAL PREFERRED STOCK
(Cost $14,805,619)		14,320,562

TOTAL INVESTMENTS — 98.7%
(Cost $1,098,657,332)		$1,074,150,765

PURCHASED OPTION — 0.0%

	Contracts
PURCHASED OPTIONS*(2)
Total Purchased Options
(Cost $393,624)	1,988	$5,964

PURCHASED OPTION — 0.0%
	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
CALL OPTIONS
UNITED STATES — 0.0%
Wynn Resorts*	1,988	$393,624	$150.00	06/18/22	$5,964

Open futures contracts held by the Fund at April 30, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Gold	199	Jun-2022	$38,927,379	$38,042,830	$(884,549)

Short Contracts
MSCI Emerging Markets	(407)	Jun-2022	$(21,367,585)	$(21,518,090)	$(150,505)
Russell 2000 Index
E-MINI	(689)	Jun-2022	(65,186,660)	(64,121,785)	1,064,875

			(86,554,245)	(85,639,875)	914,370

			$(47,626,866)	$(47,597,045)	$29,821

A list of the open forward foreign currency contracts held by the Fund at April 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Depreciation
Morgan Stanley	05/20/22	USD 2,158,926,000	JPY 16,500,000	$ (145,207)

$ (145,207)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

Open centrally cleared swap agreements held by the Fund at April 30, 2022 are as follows:

Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized (Depreciation)
CDX HY CDSI S38 5Y PR	Buy	5.00%	Quarterly	06/20/27	69,000,000	$(1,491,784)	$(1,093,999)	$ (397,785)

Open OTC swap agreements held by the Fund at April 30, 2022 are as follows:

					Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date		Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation

Goldman Sachs	GSCHQARB	**	Total Return	USD SOFR + 30 BPS	Annually	04/25/25	USD	16,337,661	$254,819	$–	$254,819

Goldman Sachs	GSCHQCOR	**	Total Return	USD SOFR + 30 BPS	Annually	04/25/25	USD	16,346,812	404,662	–	404,662

Goldman Sachs	GSCHQVAL	**	Total Return	USD SOFR + 25 BPS	Annually	04/25/25	USD	16,329,550	406,257	–	406,257

									1,065,738	–	1,065,738

** The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at April 30, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
GSCHQARB Index

22,062	Alliance Resource Partners LP	$395,126	$6,163	$6,163	2.41%

29,308	Gap Inc/The	363,999	5,677	5,677	2.23

3,364	CH Robinson Worldwide Inc	357,130	5,570	5,570	2.19

12,554	Pilgrim’s Pride Corp	355,912	5,551	5,551	2.18

11,143	Uber Technologies Inc	350,766	5,471	5,471	2.15

15,118	Newell Brands Inc	349,989	5,459	5,459	2.14

11,094	Turning Point Brands Inc	348,254	5,432	5,432	2.13

4,747	First Solar Inc	346,666	5,407	5,407	2.12

8,438	APA Corp	345,351	5,386	5,386	2.11

9,401	IAA Inc	344,549	5,374	5,374	2.11

9,398	Penn National Gaming Inc	343,672	5,360	5,360	2.10

5,223	Black Knight Inc	343,597	5,359	5,359	2.10

8,644	EQT Corp	343,587	5,359	5,359	2.10

13,351	TripAdvisor Inc	342,723	5,345	5,345	2.10

1,582	Globant SA	341,638	5,329	5,329	2.09

4,699	Tenet Healthcare Corp	340,711	5,314	5,314	2.09

10,054	Huntsman Corp	340,518	5,311	5,311	2.08

1,869	Veeva Systems Inc	339,980	5,303	5,303	2.08

3,595	IPG Photonics Corp	339,611	5,297	5,297	2.08

7,060	GMS Inc	338,539	5,280	5,280	2.07

10,184	Chemours Co/The	336,792	5,253	5,253	2.06

22,232	American Eagle Outfitters Inc	335,922	5,239	5,239	2.06

8,390	DENTSPLY SIRONA Inc	335,497	5,233	5,233	2.05

72,466	Immunovant Inc	334,068	5,210	5,210	2.04

12,559	Herbalife Nutrition Ltd	333,828	5,207	5,207	2.04

10,658	Albertsons Cos Inc	333,389	5,200	5,200	2.04

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket

17,597	AT&T Inc	$331,870	$5,176	$5,176	2.03%

36,581	Full House Resorts Inc	331,055	5,163	5,163	2.03

2,590	Universal Display Corp	330,801	5,160	5,160	2.02

13,434	XP Inc	330,599	5,156	5,156	2.02

11,352	Radware Ltd	328,188	5,119	5,119	2.01

2,281	Clorox Co/The	327,214	5,104	5,104	2.00

5,855	Mercury Systems Inc	326,630	5,094	5,094	2.00

10,960	Sprouts Farmers Market Inc	326,622	5,094	5,094	2.00

2,880	Quidel Corp	326,429	5,091	5,091	2.00

10,655	Janus Henderson Group PLC	324,758	5,065	5,065	1.99

2,549	AGCO Corp	324,695	5,064	5,064	1.99

9,114	Halliburton Co	324,650	5,064	5,064	1.99

16,248	PetIQ Inc	323,342	5,043	5,043	1.98

2,075	Allegiant Travel Co	321,961	5,022	5,022	1.97

8,247	Schlumberger NV	321,715	5,018	5,018	1.97

28,744	Plains GP Holdings LP	321,073	5,008	5,008	1.97

3,464	Wingstop Inc	317,857	4,958	4,958	1.95

4,312	Darling Ingredients Inc	316,487	4,936	4,936	1.94

2,550	Euronet Worldwide Inc	310,249	4,839	4,839	1.90

10,665	Dril-Quip Inc	308,008	4,804	4,804	1.89

22,778	Costamare Inc	305,452	4,764	4,764	1.87

26,690	JetBlue Airways Corp	293,859	4,583	4,583	1.80

30,424	Altice USA Inc	282,333	4,405	4,405	1.73

		$16,337,661	$254,819	$254,819	100.00%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
GSCHQCOR Index

4,728	Pegasystems Inc	$362,106	$8,964	$8,964	2.22%

28,032	PG&E Corp	354,607	8,778	8,778	2.17

1,938	TopBuild Corp	351,061	8,690	8,690	2.15

1,635	Helen of Troy Ltd	350,821	8,685	8,685	2.15

15,800	Graphic Packaging Holding Co	344,447	8,527	8,527	2.11

2,071	WEX Inc	344,228	8,521	8,521	2.11

3,402	TD SYNNEX Corp	340,487	8,429	8,429	2.08

1,671	Equifax Inc	340,113	8,419	8,419	2.08

959	Martin Marietta Materials Inc	339,637	8,408	8,408	2.08

6,435	Icahn Enterprises LP	338,723	8,385	8,385	2.07

13,366	Kimco Realty Corp	338,557	8,381	8,381	2.07

3,140	Progressive Corp/The	337,111	8,345	8,345	2.06

16,538	Host Hotels & Resorts Inc	336,551	8,331	8,331	2.06

3,346	Howard Hughes Corp/The	335,541	8,306	8,306	2.05

7,783	Delta Air Lines Inc	334,896	8,290	8,290	2.05

3,767	Southwest Gas Holdings Inc	331,939	8,217	8,217	2.03

2,032	Dollar Tree Inc	330,028	8,170	8,170	2.02

22,007	TFS Financial Corp	329,888	8,166	8,166	2.02

2,030	Madison Square Garden Sports Corp	329,062	8,146	8,146	2.01

1,941	Ecolab Inc	328,767	8,139	8,139	2.01

2,757	Entergy Corp	327,728	8,113	8,113	2.01

4,196	Rexford Industrial Realty Inc	327,435	8,106	8,106	2.00

4,005	Dominion Energy Inc	326,995	8,095	8,095	2.00

8,174	First Financial Bankshares Inc	326,791	8,090	8,090	2.00

1,775	WD-40 Co	326,538	8,083	8,083	2.00

1,457	STERIS PLC	326,429	8,081	8,081	2.00

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

3,511	Ameren Corp	$326,136	$8,073	$8,073	2.00%

3,582	Welltower Inc	325,283	8,052	8,052	1.99

3,123	Appfolio Inc	324,355	8,029	8,029	1.98

17,878	NOV Inc	324,124	8,024	8,024	1.98

5,795	Mercury Systems Inc	323,330	8,004	8,004	1.98

1,455	Kinsale Capital Group Inc	322,614	7,986	7,986	1.97

15,845	Vir Biotechnology Inc	322,436	7,982	7,982	1.97

8,890	Aramark	322,248	7,977	7,977	1.97

2,876	Walt Disney Co/The	321,103	7,949	7,949	1.96

4,604	Public Service Enterprise Group Inc	320,697	7,939	7,939	1.96

5,581	Liberty Media Corp-Liberty Formula One	320,477	7,933	7,933	1.96

4,877	EnerSys	319,278	7,904	7,904	1.95

3,934	Ball Corp	319,278	7,904	7,904	1.95

12,070	Americold Realty Trust	318,417	7,882	7,882	1.95

5,097	HealthEquity Inc	317,630	7,863	7,863	1.94

1,311	Signature Bank/New York NY	317,527	7,860	7,860	1.94

7,144	Avangrid Inc	316,823	7,843	7,843	1.94

8,174	OGE Energy Corp	316,165	7,827	7,827	1.93

2,451	Regal Rexnord Corp	311,926	7,722	7,722	1.91

2,706	Bright Horizons Family Solutions Inc	309,189	7,654	7,654	1.89

10,557	Dril-Quip Inc	304,896	7,548	7,548	1.87

4,497	Ares Management Corp	297,768	7,371	7,371	1.82

119	Amazon.com Inc	295,800	7,323	7,323	1.81

2,404	Stanley Black & Decker Inc	288,826	7,148	7,148	1.77

		$16,346,812	$404,662	$404,662	100.00%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
GSCHQVAL Index

2,252	Chart Industries Inc	$380,163	$9,458	$9,458	2.33%

1,006	Boston Beer Co Inc/The	377,148	9,383	9,383	2.31

9,676	nCino Inc	362,765	9,025	9,025	2.22

15,040	Bumble Inc	360,814	8,977	8,977	2.21

8,437	Bentley Systems Inc	357,642	8,898	8,898	2.19

2,301	Hilton Worldwide Holdings Inc	357,320	8,890	8,890	2.19

4,382	BioMarin Pharmaceutical Inc	356,464	8,868	8,868	2.18

2,062	Vulcan Materials Co	355,305	8,840	8,840	2.18

2,601	Cheniere Energy Inc	353,197	8,787	8,787	2.16

996	Martin Marietta Materials Inc	352,650	8,773	8,773	2.16

3,330	Live Nation Entertainment Inc	349,294	8,690	8,690	2.14

3,026	AptarGroup Inc	347,435	8,644	8,644	2.13

5,465	New Relic Inc	345,800	8,603	8,603	2.12

5,189	W R Berkley Corp	345,049	8,584	8,584	2.11

4,599	Azenta Inc	344,710	8,576	8,576	2.11

970	Lululemon Athletica Inc	344,052	8,560	8,560	2.11

4,290	Planet Fitness Inc	343,363	8,542	8,542	2.10

22,829	TFS Financial Corp	342,202	8,514	8,514	2.10

1,954	American Express Co	341,364	8,493	8,493	2.09

2,013	Ecolab Inc	340,907	8,481	8,481	2.09

474	Equinix Inc	340,902	8,481	8,481	2.09

2,922	HEICO Corp	340,865	8,480	8,480	2.09

1,453	Air Products and Chemicals Inc	340,038	8,460	8,460	2.08

8,479	First Financial Bankshares Inc	339,001	8,434	8,434	2.08

4,770	NextEra Energy Inc	338,736	8,427	8,427	2.07

2,391	HEICO Corp	337,641	8,400	8,400	2.07

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket

3,241	Appfolio Inc	$336,577	$8,374	$8,374	2.06%

566	TransDigm Group Inc	336,371	8,368	8,368	2.06

4,351	Equity LifeStyle Properties Inc	336,275	8,366	8,366	2.06

18,543	NOV Inc	336,190	8,364	8,364	2.06

12,350	Allegheny Technologies Inc	335,667	8,351	8,351	2.06

1,192	Paycom Software Inc	335,505	8,347	8,347	2.05

16,435	Vir Biotechnology Inc	334,459	8,321	8,321	2.05

2,983	Walt Disney Co/The	333,028	8,285	8,285	2.04

4,775	Public Service Enterprise Group Inc	332,603	8,275	8,275	2.04

	Liberty Media Corp-Liberty Formula

5,791	One	332,494	8,272	8,272	2.04

4,080	Ball Corp	331,172	8,239	8,239	2.03

2,149	American Water Works Co Inc	331,056	8,236	8,236	2.03

5,298	Liberty Media Corp-Liberty Formula One	330,215	8,215	8,215	2.02

5,286	HealthEquity Inc	329,423	8,196	8,196	2.02

2,956	Crown Holdings Inc	325,304	8,093	8,093	1.99

1,094	Illumina Inc	324,467	8,072	8,072	1.99

6,055	UDR Inc	322,170	8,015	8,015	1.97

745	IDEXX Laboratories Inc	320,700	7,979	7,979	1.96

2,807	Bright Horizons Family Solutions Inc	320,698	7,979	7,979	1.96

1,009	West Pharmaceutical Services Inc	317,931	7,910	7,910	1.95

10,950	Dril-Quip Inc	316,224	7,868	7,868	1.94

1,686	EastGroup Properties Inc	316,195	7,864	7,864	1.91

		$16,329,551	$406,257	$406,257	100.00%

*	Non-income producing security.

(1)	Security considered Master Limited Partnership. At April 30, 2022, these securities amounted to $39,110,656 or 3.6% of net assets.

(A)	No Rate Available.

(2)	Refer to table below for details on Options Contracts.

^	Represents cost.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

ADR — American Depositary Receipt

Cl — Class

JPY — Japanese Yen

PJSC — Public Joint-Stock Company

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$9,746,036	$—	$—	$9,746,036
Austria	8,754,786	—	—	8,754,786
Brazil	21,879,798	—	—	21,879,798
Canada	5,559,553	—	—	5,559,553
China	22,462,485	—	—	22,462,485
Denmark	5,513,728	—	—	5,513,728
France	14,457,471	—	—	14,457,471
Germany	13,412,982	—	—	13,412,982
Greece	24,207,666	—	—	24,207,666
Indonesia	6,705,471	—	—	6,705,471
Italy	13,420,424	—	—	13,420,424
Japan	16,138,370	—	—	16,138,370
Netherlands	21,380,021	—	—	21,380,021
Philippines	7,452,842	—	—	7,452,842
South Korea	43,676,894	—	—	43,676,894
Sweden	26,419,364	—	—	26,419,364
Switzerland	35,007,539	—	—	35,007,539
United Arab Emirates	3,119,878	—	—	3,119,878
United Kingdom	62,028,063	—	—	62,028,063
United States	438,255,566	—	—	438,255,566

Total Common Stock	799,598,937	—	—	799,598,937

U.S. Treasury Obligations	—	221,276,012	—	221,276,012

Corporate Obligation	—	22,824,519	—	22,824,519

Convertible Bonds	—	16,130,735	—	16,130,735

Preferred Stock	14,320,562	—	—	14,320,562

Total Investments in Securities	$813,919,499	$260,231,266	$—	$1,074,150,765

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$5,964	$–	$–	$ 5,964
Futures Contracts*
Unrealized Appreciation	1,064,875	–	–	1,064,875
Unrealized Depreciation	(1,035,054)	–	–	(1,035,054)
Forwards Contracts*
Unrealized Depreciation	–	(145,207)	–	(145,207)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,065,738	–	1,065,738
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(397,785)	–	(397,785)

Total Other Financial Instruments	$35,785	$522,746	$–	$ 558,531

* Futures contract, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND (Unaudited)
APRIL 30, 2022

At April 30, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments

SECTOR WEIGHTINGS

Communication Services	25.7%

Information Technology	17.7%

Industrials	11.3%

Health Care	9.5%

Consumer Discretionary	9.2%

Financials	8.3%

Materials	6.6%

Energy	5.8%

Real Estate	3.4%

Consumer Staples	2.5%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES
FUND (Unaudited)
APRIL 30, 2022

ASSET WEIGHTINGS
	% of Net Assets*	Value
Common Stock	96.0%	$42,701,909

Total Investments	96.0	42,701,909
Total Other Assets and Liabilities	4.0	1,799,332

Net Assets	100.0%	$44,501,241

*Percentages based Net Assets.

SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $44,501,241) COMMON STOCK — 96.0%

	Shares	Fair Value

ARGENTINA — 1.3%
MercadoLibre*	592	$576,389

AUSTRALIA — 2.3%
Newcrest Mining	32,033	608,372
Santos	71,348	403,287

		1,011,659

BRAZIL — 4.7%
Banco Bradesco ADR	132,860	478,297
BB Seguridade Participacoes	19,300	98,570
JBS	124,700	955,942
Vibra Energia	129,700	554,326

		2,087,135

CANADA — 4.8%
Barrick Gold	16,509	368,316
Finning International	24,693	694,668
Manulife Financial	25,129	491,371
Teck Resources, Cl B	14,769	582,644

		2,136,999

CHINA — 1.1%
Shaanxi Construction Machinery, Cl A	374,600	403,205
Topsports International Holdings	96,000	74,138

		477,343

FRANCE — 3.1%
Air Liquide	1,882	328,269
Thales	3,071	395,251

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES
FUND (Unaudited)
APRIL 30, 2022

COMMON STOCK — continued

	Shares	Fair Value
FRANCE — (continued)
Ubisoft Entertainment*	14,106	$642,122

		1,365,642

GERMANY — 2.5%
Fresenius & KGaA	12,274	437,659
RWE	15,705	655,928

		1,093,587

GREECE — 1.0%
National Bank of Greece*	113,543	458,168

HONG KONG — 0.9%
Techtronic Industries	29,000	393,220

INDONESIA — 3.1%
Bank Rakyat Indonesia Persero	1,787,800	600,579
United Tractors	380,500	794,622

		1,395,201

IRELAND — 2.7%
Bank of Ireland Group*	69,170	428,048
Flutter Entertainment*	3,950	403,811
Network International Holdings*	111,322	365,073

		1,196,932

JAPAN — 9.2%
Hitachi	11,200	524,033
IHI	35,000	799,383
Komatsu	33,800	760,777
Mitsui Fudosan	19,500	412,539
Renesas Electronics*	57,800	627,104
Shiseido	12,400	586,295
Tokyo Gas	21,000	403,090

		4,113,221

LUXEMBOURG — 0.5%
Tenaris ADR	7,276	219,590

NORWAY — 1.1%
Norsk Hydro	58,917	502,148

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES
FUND (Unaudited)
APRIL 30, 2022

COMMON STOCK — continued

	Shares	Fair Value
SINGAPORE — 0.8%
Capitaland Investment*	115,000	$351,748

SOUTH KOREA — 2.1%
DB Insurance	11,393	610,469
Kia	4,579	305,510

		915,979

SWEDEN — 1.0%
Evolution	4,132	431,907

UNITED ARAB EMIRATES — 1.1%
Emaar Properties PJSC	293,515	509,828

UNITED KINGDOM — 11.7%
3i Group	33,572	559,350
Airtel Africa	283,663	522,911
Centrica	654,508	653,965
CNH Industrial	104,386	1,481,237
London Stock Exchange Group	9,911	986,539
Segro	23,995	405,066
SSE	25,968	610,130

		5,219,198

UNITED STATES — 41.0%
Advance Auto Parts	3,024	603,681
Archer-Daniels-Midland	4,807	430,515
AvalonBay Communities	1,378	313,467
Baker Hughes, Cl A	18,116	561,959
Boston Scientific*	21,575	908,523
Celanese, Cl A	6,699	984,351
Ciena*	13,923	768,132
Corteva	10,408	600,438
Curtiss-Wright	4,215	602,366
Dollar Tree*	1,323	214,921
Energy Transfer (1)	62,102	688,090
F5*	1,797	300,836
GLOBALFOUNDRIES*	11,770	615,453
Hain Celestial Group*	12,691	425,656
HCA Healthcare	1,940	416,227
Henry Schein*	4,693	380,602

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES
FUND (Unaudited)
APRIL 30, 2022

COMMON STOCK — continued
	Shares	Fair Value

UNITED STATES — (continued)
Herc Holdings	7,359	$940,627
Host Hotels & Resorts	20,874	424,786
IQVIA Holdings*	3,915	853,431
Jabil	13,864	800,369
Juniper Networks	15,441	486,700
Kite Realty Group Trust	26,894	599,736
Molina Healthcare*	1,451	454,816
Monolithic Power Systems	1,366	535,800
Nexstar Media Group, Cl A	3,688	584,253
Plug Power*	15,975	335,795
Take-Two Interactive Software*	4,063	485,569
United Rentals*	1,760	557,075
Valero Energy	2,907	324,072
Vertex Pharmaceuticals*	1,107	302,455
VICI Properties	43,922	1,309,315
Warner Bros Discovery*	24,022	435,999

		18,246,015

TOTAL COMMON STOCK (Cost $43,913,287)		42,701,909

TOTAL INVESTMENTS — 96.0% (Cost $43,913,287)		$42,701,909

Open OTC swap agreements held by the Fund at April 30, 2022 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date		Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
Morgan Stanley	Malayan Banking Berhad	USD 1D FUNDS FED + 110 BPs	Total Return	Annually	03/7/24	USD	394,001	$(10,313)	$–	$(10,313)
Morgan Stanley	Petronas Chemicals Group	USD 1D FUNDS FED + 110 BPs	Total Return	Annually	03/10/24	USD	315,373	(3,938)	–	(3,938)

								$(14,251)	$–	$(14,251)

*	Non-income producing security.

(1)	Security considered Master Limited Partnership. At April 30, 2022, these securities amounted to $688,090 or 1.5% of net assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES
FUND (Unaudited)
APRIL 30, 2022

1D FUNDS FED — One Day Federal Funds Rate

ADR — American Depositary Receipt

BPs — Basis Points

Cl — Class

PJSC — Public Joint-Stock Company

OTC — Over The Counter

USD — U.S. Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2022.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$576,389	$—	$—	$576,389
Australia	1,011,659	—	—	1,011,659
Brazil	2,087,135	—	—	2,087,135
Canada	2,136,999	—	—	2,136,999
China	477,343	—	—	477,343
France	1,365,642	—	—	1,365,642
Germany	1,093,587	—	—	1,093,587
Greece	458,168	—	—	458,168
Hong Kong	393,220	—	—	393,220
Indonesia	1,395,201	—	—	1,395,201
Ireland	1,196,932	—	—	1,196,932
Japan	4,113,221	—	—	4,113,221
Luxembourg	219,590	—	—	219,590
Norway	502,148	—	—	502,148
Singapore	351,748	—	—	351,748
South Korea	915,979	—	—	915,979
Sweden	431,907	—	—	431,907
United Arab
Emirates	509,828	—	—	509,828
United Kingdom	5,219,198	—	—	5,219,198
United States	18,246,015	—	—	18,246,015

Total Common Stock	42,701,909	—	—	42,701,909

Total Investments in Securities	$42,701,909	$—	$—	$42,701,909

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES
FUND (Unaudited)
APRIL 30, 2022

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	$–	$(14,251)	$–	$(14,251)

Total Other Financial Instruments	$–	$(14,251)	$–	$(14,251)

*	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

At April 30, 2022, sector weightings of the Fund are as follows (Unaudited).

Percentages based on total investments.

SECTOR WEIGHTINGS

Industrials	18.4%

Financials	10.9%

Information Technology	10.6%

Real Estate	10.1%

Materials	9.4%

Health Care	8.8%

Consumer Discretionary	7.4%

Energy	7.1%

Communication Services	6.2%

Consumer Staples	5.7%

Utilities	5.4%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

STATEMENTS OF ASSETS AND LIABILITIES
Assets:
Investments, at Fair Value (Cost $1,098,657,332 and $43,913,287)	$1,074,150,765	$42,701,909
Foreign Currency, at Fair Value (Cost $369,195 and $–)	369,195	–
OTC Swap Contracts, at Fair Value (Cost $– and $–)	1,065,738	–
Options Purchased, at Fair Value (Cost $393,624 and $–)	5,964	–
Cash	24,952,450	1,137,972
Receivable for Investments Sold	22,164,587	2,440,763
Dividend and Interest Receivable	3,358,554	124,510
Cash Pledged as Collateral for Futures Contracts	2,997,446	–
Variation Margin Receivable for Futures Contracts	2,052,163	–
Receivable for Capital Shares Sold	1,922,992	3,085,660
Cash Pledged as Collateral for Swap Contracts	1,599,115	–
Reclaim Receivable	763,633	13,836
Variation Margin Receivable for Centrally Cleared Swap Contracts	557,118	–
Unrealized Appreciation on Forward Foreign Currency Contracts	30,232	–
Unrealized Appreciation on Foreign Spot Currency Contracts	–	475
Prepaid Transfer Agent Fees	127,000	–
Prepaid Expenses	67,600	28,934

Total Assets	$1,136,184,552	$49,534,059

Liabilities:
Payable for Investment Securities Purchased	$44,598,343	$4,650,392
Payable for Capital Shares Redeemed	1,807,143	–
Payable Due to Adviser	893,522	25,664
Unrealized Depreciation on Forward Foreign Currency Contracts	145,207	–
Payable Due to Administrator	68,481	2,632
Chief Compliance Officer Fees Payable	5,891	–
Variation Margin Payable for Futures Contracts	324	–
Payable Due to Trustees	324	8
OTC Swap Contracts, at Fair Value (Cost $– and $–)	–	14,251
Foreign Currency Payable to Custodian (Cost $– and $291,307)	–	291,772
Unrealized Depreciation on Foreign Spot Currency Contracts	–	5,797
Distribution Fees payable Class A	2,892	46
Distribution Fees payable Class C	33,465	368
Other Accrued Expenses and Other Payables	137,369	41,888

Total Liabilities	$47,692,961	$5,032,818

Net Assets	$1,088,491,591	$44,501,241

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

STATEMENTS OF ASSETS AND LIABILITIES (concluded)
Net Assets Consist of:
Paid-in Capital	$1,197,711,789	$48,878,698
Total Distributable Loss	(109,220,198)	(4,377,457)

Net Assets	$1,088,491,591	$44,501,241

Class I Shares:
Net Assets	$1,074,640,877	$44,382,266
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	77,479,561	3,605,418

Net Asset Value, Offering and Redemption Price Per Share	$13.87	$12.31

Class A Shares:
Net Assets	$6,636,622	$50,947
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	478,853	4,140

Net Asset Value, Offering and Redemption Price Per Share	$13.86	$12.31

Maximum Offering Price Per Share ($13.86/95.00%,$12.31/95.00%)(1)	14.59	12.96

Class C Shares:(2)
Net Assets	$7,214,092	$68,028
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	522,018	5,556

Net Asset Value, Offering and Redemption Price Per Share	$13.82	$12.24

(1)	Class A Shares purchases of $1,000,000 or more may be subject to 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

(2)	Class C Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2022 (Unaudited)

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

STATEMENTS OF OPERATIONS
Investment Income:
Dividends	$19,022,208	$513,995
Dividends from Master Limited Partnerships	1,075,523	—
Interest	2,644,971	359
Less: Foreign Taxes Withheld	(498,217)	(29,223)

Total Investment Income	22,244,485	485,131

Expenses:
Investment Advisory Fees	5,594,193	207,770
Administration Fees	434,761	17,058
Distribution Fees (Class A)	7,712	44
Distribution Fees (Class C)	29,999	312
Trustees’ Fees	13,021	515
Chief Compliance Officer Fees	6,990	679
Transfer Agent Fees	406,487	39,981
Professional Fees	86,615	14,446
Registration and Filing Fees	81,145	31,388
Printing Fees	45,927	1,773
Custodian Fees	33,408	5,832
Pricing Fees	2,808	1,227
Other Expenses	23,616	2,991

Total Expenses	6,766,682	324,016
Less:
Investment Advisory Fee Waiver	—	(48,035)

Net Expenses	6,766,682	275,981

Net Investment Income	15,477,803	209,150

Net Realized Gain/(Loss) on:
Investments	(88,015,413)	(3,120,410)
Options	(1,996,367)	—
Futures Contracts	(5,800,751)	—
Swap Contracts	6,777,023	12,505
Foreign Currency Transactions	(588,286)	(48,389)
Forward Currency Contracts	1,764,683	376

Net Realized Loss	(87,859,111)	(3,155,918)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(84,670,278)	(4,471,885)
Options	(451,560)	—
Futures Contracts	2,348,198	—
Swap Contracts	739,981	7,134
Foreign Currency Translation	(46,065)	4,967
Forward Currency Contracts	(145,207)	—

Net Change in Unrealized Depreciation	(82,224,931)	(4,459,784)

Net Realized and Unrealized Loss on Investments, Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	(170,084,042)	(7,615,702)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2022 (Unaudited)

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

Net Decrease in Net Assets Resulting from Operations	$(154,606,239)	$(7,406,552)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income/(Loss)	$15,477,803	$(86,158)
Net Realized Gain/(Loss) on Investments, Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	(87,859,111)	196,403,014
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Options, Futures Contracts and Swap Contracts	(82,033,659)	792,103
Net Change in Unrealized Depreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(191,272)	(34,945)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(154,606,239)	197,074,014
Distributions
Class I Shares	(53,450,657)	(809,053)
Class A Shares (1)	(266,074)	–
Class C Shares (2)	(235,166)	–
Total Distributions	(53,951,897)	(809,053)
Capital Share Transactions:
Class I Shares
Issued	221,297,822	707,863,212
Reinvestment of Dividends	49,089,327	694,342
Redeemed	(237,657,705)	(196,213,330)
Net Increase in Net Assets from Class I Share Transactions	32,729,444	512,344,224
Class A Shares (1)
Issued	6,135,867	2,701,323
Reinvestment of Dividends	172,081	–
Redeemed	(1,265,015)	(19,674)
Net Increase in Net Assets from Class A Share Transactions	5,042,933	2,681,649
Class C Shares (2)
Issued	4,867,279	3,419,198
Reinvestment of Dividends	233,975	–
Redeemed	(126,450)	(101,385)
Net Increase in Net Assets from Class C Share Transactions	4,974,804	3,317,813
Net Increase in Net Assets from Capital Share Transactions	42,747,181	518,343,686
Total Increase/(Decrease) in Net Assets	(165,810,955)	714,608,647
Net Assets:
Beginning of Year/Period	1,254,302,546	539,693,899
End of Year/Period	$1,088,491,591	$1,254,302,546

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Share Transactions:
Class I Class Shares
Issued	14,454,972	43,916,864
Reinvestment of Distributions	3,169,654	46,569
Redeemed	(15,504,088)	(12,263,699)
Net Increase in Shares Outstanding from Share Transactions	2,120,538	31,699,734
Share Transactions:
Class A Class Shares (1)
Issued	380,286	165,531
Reinvestment of Distributions	11,113	–
Redeemed	(76,888)	(1,189)
Net Increase in Shares Outstanding from Share Transactions	314,511	164,342
Share Transactions:
Class C Class Shares (2)
Issued	313,156	208,198
Reinvestment of Distributions	15,164	–
Redeemed	(8,407)	(6,093)
Net Increase in Shares Outstanding from Share Transactions	319,913	202,105

Amounts designated as “—” are 0. (1) Class A commenced operations on July 16, 2021. (2) Class C commenced operations on July 16, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$209,150	$131,898
Net Realized Gain/(Loss) on Investments, Swap Contracts and Foreign Currency Transactions	(3,155,918)	1,526,844
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Swap Contracts	(4,464,751)	3,216,632
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	4,967	(1,767)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(7,406,552)	4,873,607
Distributions
Class I Shares	(1,285,852)	(75,480)
Class A Shares (1)	(523)	–
Class C Shares (2)	(1,749)	–
Total Distributions	(1,288,124)	(75,480)
Capital Share Transactions:
Class I Shares
Issued	7,178,971	38,267,670
Reinvestment of Dividends	659,565	45,981
Redeemed	(2,638,330)	(3,530,613)
Net Increase in Net Assets from Class I Share Transactions	5,200,206	34,783,038
Class A Shares (1)
Issued	41,001	20,000
Redeemed	(2,277)	–
Net Increase in Net Assets from Class A Share Transactions	38,724	20,000
Class C Shares (2)
Issued	184,485	20,000
Reinvestment of Dividends	1,240	–
Redeemed	(122,436)	–
Net Increase in Net Assets from Class C Share Transactions	63,289	20,000
Net Increase in Net Assets from Capital Share Transactions	5,302,219	34,823,038
Total Increase/(Decrease) in Net Assets	(3,392,457)	39,621,165
Net Assets:
Beginning of Year/Period	47,893,698	8,272,533
End of Year/Period	$44,501,241	$47,893,698

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Share Transactions:
Class I Shares
Issued	537,520	2,648,501
Reinvestment of Distributions	45,964	3,372
Redeemed	(190,223)	(244,807)
Net Increase in Shares Outstanding from Share Transactions	393,261	2,407,066
Class A Shares (1)
Issued	2,905	1,409
Redeemed	(174)	–
Net Increase in Shares Outstanding from Share Transactions	2,731	1,409
Class C Shares (2)
Issued	13,386	1,409
Reinvestment of Distributions	87	–
Redeemed	(9,326)	–
Net Increase in Shares Outstanding from Share Transactions	4,147	1,409

Amounts designated as “—” are 0. (1) Class A commenced operations on July 16, 2021. (2) Class C commenced operations on July 16, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

FINANCIAL HIGHLIGHTS

				Selected Per Share Data & Ratios
			For a Share Outstanding Throughout Each Year/Period

						Class I Shares

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017
Net Asset Value, Beginning of Year/ Period	$16.56		$12.36	$11.63	$11.40	$12.19	$10.40

Income from Investment Operations:
Net Investment Income**	0.20		(0.00)^^	0.13	0.15	0.18	0.11
Net Realized and Unrealized Gain/(Loss)	(2.16)		4.22	0.68 ‡‡	0.23	(0.86)	1.76

Total from Investment Operations	(1.96)		4.22	0.81	0.38	(0.68)	1.87

Dividends and Distributions:
Net Investment Income	(0.18)		(0.02)	(0.08)	(0.13)	(0.11)	(0.08)

Return of Capital	–		–	–	(0.02)	(0.00)^	(0.00	)^

Capital Gains	(0.55)		–	–	–	–	–

Total Dividends and Distributions	(0.73)		(0.02)	(0.08)	(0.15)	(0.11)	(0.08)

Net Asset Value, End of Year/Period	$13.87		$16.56	$12.36	$11.63	$11.40	$12.19

Total Return	(12.29	)%†	34.14%	7.10%	3.36%	(5.62)%	18.01%	‡

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$1,074,641		$1,248,242	$539,694	$1,380,256	$2,164,852	$1,365,630
Ratio of Expenses to Average Net Assets	1.16%	††	1.15%	1.13%	1.10%	1.12% #	1.13%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.16%	††	1.15%	1.13%	1.10%	1.10%	1.15%
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.62%	††	(0.01)%	1.18%	1.31%	1.48%	0.95%
Portfolio Turnover Rate	264%	†	311%	202%	161%	145%	161%

**	Per share calculations were performed using average shares for the period.

^	Includes return of capital of less than $(0.01) per share.

^^	Value is less than $(0.01) per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡‡

The amount shown for the year ended October 31, 2020, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

††	Annualized.

#	Ratios include previously waived investment advisory fees recovered.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

	Class A Shares
	Six Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021*
Net Asset Value, Beginning of Year/Period	$16.56		$16.47

Income from Investment Operations:
Net Investment Income**	0.15		(0.04)
Net Realized and Unrealized Gain/(Loss)	(2.14)		0.13

Total from Investment Operations	(1.99)		0.09

Dividends and Distributions:
Net Investment Income	(0.16)		–

Capital Gains	(0.55)		–

Total Dividends and Distributions	(0.71)		–

Net Asset Value, End of Year/Period	$13.86		$16.56

Total Return‡	(12.43	)%†	0.55%†

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$6,637		$2,721
Ratio of Expenses to Average Net Assets	1.42%	††	1.55%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.42%	††	1.55%††
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.01%	††	(0.83)%††
Portfolio Turnover Rate	264%	†	311%†

*	Commenced operations on July 16, 2021.

**	Per share calculations were performed using average shares for the period.

‡	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year/Period

	Class C Shares
	Six Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021*
Net Asset Value, Beginning of Year/Period	$16.52		$16.47

Income from Investment Operations:
Net Investment Income**	0.08		(0.06)
Net Realized and Unrealized Gain/(Loss)	(2.11)		0.11

Total from Investment Operations	(2.03)		0.05

Dividends and Distributions:
Net Investment Income	(0.12)		–

Capital Gains	(0.55)		–

Total Dividends and Distributions	(0.67)		–

Net Asset Value, End of Year/Period	$13.82		$16.52

Total Return‡	(12.70	)%†	0.30%	†

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$7,214		$3,340
Ratio of Expenses to Average Net Assets	2.17%	††	2.28%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.17%	††	2.28%††
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.12%	††	(1.28)%††
Portfolio Turnover Rate	264%	†	311%†

*	Commenced operations on July 16, 2021.

**	Per share calculations were performed using average shares for the period.

‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

					Class I Shares
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018		Period Ended October 31, 2017*
Net Asset Value, Beginning of Year/ Period	$14.90	$10.28	$10.90	$10.42	$10.31		$10.00

Income from Investment Operations:

Net Investment Income**	0.06	0.06	0.09	0.13	0.07		(0.00	)^

Net Realized and Unrealized Gain/(Loss)	(2.26)	4.60	(0.66)	0.62	0.04		0.31

Total from Investment Operations	(2.20)	4.66	(0.57)	0.75	0.11		0.31

Dividends and Distributions:
Net Investment Income	(0.08)	(0.04)	(0.05)	(0.07)	(0.00	)^	–

Capital Gains	(0.31)	–	–	(0.20)	–		–

Total Dividends and Distributions	(0.39)	(0.04)	(0.05)	(0.27)	(0.00	)^	–

Net Asset Value, End of Year/Period	$12.31	$14.90	$10.28	$10.90	$10.42		$10.31

Total Return‡	(15.08)%†	45.38%	(5.24)%	7.65%	1.08%		3.10	%†

Ratios and Supplemental Data

Net Assets, End of Year (Thousands)	$44,382	$47,852	$8,273	$11,505	$9,454		$4,532

Ratio of Expenses to Average Net Assets	1.19%††	1.20%	1.20%	1.20%	1.20%		1.20%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.40%††	1.45%	2.07%	2.06%	2.81%		9.86%††

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017*
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.91%††	0.43%	0.88%	1.26%	0.64%	(0.49)%††

Portfolio Turnover Rate	246%†	231%	91%	100%	171%	4%†

*	Commenced operations on October 2, 2017.

**	Per share calculations were performed using average shares for the period.

^	Value is less than $(0.01) per share.

‡

Return does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Class A Shares
	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021*
Net Asset Value, Beginning of Year/Period	$14.89	$14.19

Income from Investment Operations:
Net Investment Income**	0.05	0.02
Net Realized and Unrealized Gain/(Loss)	(2.26)	0.68

Total from Investment Operations	(2.21)	0.70

Dividends and Distributions:
Net Investment Income	(0.06)	–

Capital Gains	(0.31)	–

Total Dividends and Distributions	(0.37)	–

Net Asset Value, End of Year/Period	$12.31	$14.89

Total Return‡	(15.11)%†	4.93	%†

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$51	$21
Ratio of Expenses to Average Net Assets	1.45%††	1.47%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.66%††	1.75%††
Ratio of Net Investment Income to Average Net Assets	0.78%††	0.47%††
Portfolio Turnover Rate	246%†	231%†

*	Commenced operations on July 16, 2021.

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Class C Shares
	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021*
Net Asset Value, Beginning of Year/Period	$14.86	$14.19

Income from Investment Operations:
Net Investment Income/(Loss)**	0.01	(0.01	)@
Net Realized and Unrealized Gain/(Loss)	(2.27)	0.68

Total from Investment Operations	(2.26)	0.67

Dividends and Distributions:
Net Investment Income	(0.05)	–

Capital Gains	(0.31)	–

Total Dividends and Distributions	(0.36)	–

Net Asset Value, End of Year/Period	$12.24	$14.86

Total Return‡	(15.40)%†	4.72	%†

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$68	$21
Ratio of Expenses to Average Net Assets	2.20%††	2.23%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.40%††	2.51%††
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.17%††	(0.29)%@††
Portfolio Turnover Rate	246%†	231%†

*	Commenced operations on July 16, 2021.
**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
@

The amount shown for the period ended October 31, 2021 for a share outstanding throughout the period and the Ratio of Net Investment Income / (Loss) to Average Net Assets does not accord with aggregate net investment income because of the timing of income earned in relation to shares and net assets of the fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the FS Chiron Capital Allocation Fund and the FS Chiron SMid Opportunities Fund (each a “Fund” and collectively the “Funds”). The investment objective of the FS Chiron Capital Allocation Fund is total return. Total return consists of capital growth and income. The investment objective of the FS Chiron SMid Opportunities Fund is long-term capital appreciation by pursuing a global investment strategy. Both Funds are classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The FS Chiron Capital Allocation Fund commenced operations on November 30, 2015. The FS Chiron SMid Opportunities Fund commenced operations on October 2, 2017.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate their net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chiron Investment Management, LLC (the “Adviser”) becomes aware of a Significant Event that

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2022, the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2022 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of April 30, 2022.

Futures Contracts — The Funds utilized futures contracts during the period ended April 30, 2022. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The FS Chiron SMid Opportunities Fund did not hold any futures contracts as of the period ended April 30, 2022.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps equity swaps contracts and credit default swaps. To the extent consistent with its investment objective and strategies, the Funds may use swap contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2022, the Funds have entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of April 30, 2022, the FS Chiron Capital Allocation Fund’s swap agreements were with one counterparty. As of April 30, 2022, the FS Chiron SMid Opportunities Fund’s swap agreements were with one counterparty.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Funds may use options for tactical hedging purposes as well as to enhance the Funds’ returns. Additionally, the Funds may use options to create long or short equity exposure without investing directly in equity securities. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The FS Chiron Capital Allocation Fund held written/purchased options contracts as of and during the period ended April 30, 2022.

The FS Chiron SMid Opportunities Fund did not hold any written/purchased options contracts as of and during the period ended April 30, 2022.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day. Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The FS Chiron Capital Allocation Fund distributes substantially all of its net investment income monthly. The FS Chiron SMid Opportunities Fund distributes substantially all of its net investment income quarterly. For each Fund, any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2022, is as follows:

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value

FS Chiron Capital Allocation Fund
Equity contracts	Net Assets – Unrealized appreciation on swap contracts	$1,065,738	†	Net Assets — Unrealized depreciation on swap contracts	$—	†
	Purchased options contracts, At Value	5,964		Written options contracts, At Value	—
	Net Assets — Unrealized appreciation on futures contracts	1,064,875	*	Net Assets — Unrealized depreciation on futures contracts	150,505	*
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	—		Net Assets — Unrealized depreciation on forward foreign currency contracts	145,207
Credit contracts	Net Assets – Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	397,785	†
Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	—		Net Assets — Unrealized depreciation on futures contracts	884,549	*

Total		$2,136,577			$1,578,046

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2022, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

FS Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest rate contracts	$(76,623)	$-	$-	$-	$-	$(76,623)
Foreign exchange contracts	-	1,764,683	-	-	-	1,764,683
Equity contracts	(951,247)	-	5,084,899	(1,996,367)	-	2,137,285
Credit contracts	-	-	1,692,124	-	-	1,692,124
Commodity contracts	(4,772,881)	-	-	-	-	(4,772,881)

Total	$(5,800,751)	$1,764,683	$6,777,023	$(1,996,367)	$-	$744,588

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

FS Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest rate contracts	$264,540	$-	$-	$-	$-	$264,540
Foreign exchange contracts	-	(145,207)	-	-	-	(145,207)
Equity contracts	2,400,844	-	1,004,804	(451,560)	-	2,954,088
Credit contracts	-	-	(264,823)	-	-	(264,823)
Commodity contracts	(317,186)	-	-	-	-	(317,186)

Total	$2,348,198	$(145,207)	$739,981	$(451,560)	$-	$2,491,412

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts and option contracts activity during the period ended April 30, 2022.

In the FS Chiron Capital Allocation Fund, for the period ended April 30, 2022, the average market value amount of futures contracts was as follows:

Average Quarterly Market Value Balance Long	$38,042,830
Average Quarterly Market Value Balance Short	$(11,060,198)

The FS Chiron SMid Opportunities fund did not hold futures contracts during period ends throughout the period.

For the period ended April 30, 2022, the average market value amount of Total Return swap contracts held by the Funds were as follows:

FS Chiron Capital Allocation Fund

Average Quarterly Market Value Balance Long	$7,938,453
Average Quarterly Market Value Balance Short	$(7,538,138)

FS Chiron SMid Opportunities Fund
Average Quarterly Market Value Balance Long	$266,074
Average Quarterly Market Value Balance Short	$(275,859)

For the period ended April 30, 2022, the average market value amount of Credit Default swap contracts held by the Funds were as follows:

FS Chiron Capital Allocation Fund

Average Quarterly Market Value Balance Long	$-
Average Quarterly Market Value Balance Short	$(1,217,630)

The FS Chiron SMid Opportunities fund Credit Default swap contracts during period ends throughout the period.

In the FS Chiron Capital Allocation Fund, for the period ended April 30, 2022, the average value of purchased and written option contracts held were as follows:

Average Quarterly Market Value Contracts Purchased	$16,221
Average Quarterly Market Value Contracts Written	$-

4. Offsetting Assets and Liabilities:

The FS Chiron Capital Allocation Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of April 30, 2022:

FS Chiron Capital Allocation Fund

Counterparty	Gross Assets- Recognized in the Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received) †	Net Amount

	Swap Contracts	Swap Contracts

Goldman Sachs	$1,065,738	$-	$1,065,738	$(1,065,738)	$-

Total	$1,065,738	$-	$1,065,738	$(1,065,738)	$-

FS Chiron SMid Opportunities Fund

Counterparty	Gross Assets- Recognized in the Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received) †	Net Amount

	Swap Contracts	Swap Contracts

Morgan Stanley	$(14,251)	$-	$(14,251)	$-	$(14,251)

Total	$(14,251)	$-	$(14,251)	$-	$(14,251)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2022, the FS Chiron Capital Allocation Fund and the FS Chiron SMid Opportunities Fund paid $434,761 and $17,058, respectively, for these services.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

The Trust has adopted a Distribution Plan with respect to Class A and Class C Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares and up to 1.00% of the average daily net assets of the C Shares as compensation for distribution and shareholder services. For the year ended April 30, 2022, the Funds incurred the following for these services:

Distribution Fees

FS Chiron Capital Allocation Fund

Class I	$-

Class A	7,712

Class C	29,999

FS Chiron SMid Opportunities Fund

Class I	$-

Class A	44

Class C	312

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Asset Manager Solutions, Inc. (“DST”) serves as transfer agent for the Funds under the transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate

FS Chiron Capital Allocation Fund	0.95%

FS Chiron SMid Opportunities Fund	0.90%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.20% until February 28, 2023 for the FS Chiron SMid Opportunities Fund. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2022. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on February 28, 2023 for the FS Chiron SMid Opportunities Fund.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

The FS Chiron Capital Allocation Fund has no contractual expense limitation. As of April 30, 2022, fees for the FS Chiron SMid Opportunities Fund which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $88,800, $77,515 and $91,135, expiring in 2023, 2024 and 2025, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2022, were as follows:

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund

Purchases
U.S. Government	$620,192,789	$–
Other	2,408,820,027	114,321,700
Sales
U.S. Government	$573,356,036	$–
Other	2,440,388,514	111,275,690

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total

FS Chiron Capital Allocation Fund

2021	$809,053	$809,053

2020	7,925,706	7,925,706

FS Chiron SMid Opportunities Fund

2021	75,480	75,480

2020	51,843	51,843

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	FS Chiron Capital Allocation Fund	FS Chiron SMid Opportunities Fund
Undistributed Ordinary Income	$22,876,566	$1,060,977

Undistributed Long-Term Capital Gain	18,321,665	206,672

Other Temporary Differences	(45,843)	(221)

Unrealized Appreciation (Depreciation)	58,185,550	3,049,791

Total Distributable Earnings (Accumulated Losses)	$99,337,938	$4,317,219

The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their as either short-term or long-term capital losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
FS Chiron SMid Opportunities Fund	$(146,431,925)	$ –	$(146,431,925)

FS Chiron Capital Allocation Fund	(439,790)	(85,291)	(525,081)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
FS Chiron Capital Allocation Fund	$ 1,098,657,332	$ 23,780,761	$ (48,287,328)	$ (24,506,567)

FS Chiron SMid Opportunities Fund	43,913,287	1,443,548	(2,654,926)	(1,211,378)

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

10. Risks:

As with all management investment companies, a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective.

Asset-Backed Securities Risk (FS Chiron Capital Allocation Fund) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (FS Chiron Capital Allocation Fund) — The Fund may purchase assignments of portions of bank loans from third parties or by investing in participations in bank loans. With respect to loans purchased by assignment, the Fund generally has a contractual relationship with the borrower and, therefore, direct rights against the borrower in the event of a default. With respect to participations, the Fund typically has a contractual right with the lender, generally a bank selling the participation, and, therefore, assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender’s loan to the borrower. Certain bank loans, including certain participations in bank loans, may be illiquid and the Fund may not be able to sell such loans quickly for a fair price. While a liquid secondary market for bank loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of bank loans are generally subject to the contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede

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the Fund’s ability to buy or sell bank loans, may negatively impact the transaction price, may result in delayed settlement of bank loan transactions, and/or may delay the Fund’s ability to make timely redemptions of Fund shares. In addition, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the Fund’s ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a bank loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities law.

Commodity-Related Investments Risk (FS Chiron Capital Allocation Fund) — Exposure to the commodities markets through Commodity-Related Investments may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments. Additionally, the value of Commodity-Related Investments may be influenced by, among other things, time to maturity, level of supply and demand for the instrument, interest rates, volatility and lack of liquidity in underlying markets, the performance of the reference commodity or instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference commodity or instrument. Further, a lack of liquidity, participation of speculators and government regulation and intervention, among other factors, may subject commodity markets to temporary distortions or other disruptions, which may, in turn, subject the Fund to losses.

Convertible Securities Risk (FS Chiron Capital Allocation Fund) — Convertible securities are bonds, debentures, notes or preferred stock that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the

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underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

Credit Risk (FS Chiron Capital Allocation Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities (junk bonds) may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Currency Risk (Both Funds) — Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may subject a Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Derivatives Risk (Both Funds) — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. The primary risk of derivative instruments is that changes in the market value of securities held by a Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of an investment in the Fund to decrease. Forward Contracts Risk, Futures Contracts Risk, Options Risk and Swap Agreements Risk are each discussed below in further detail.

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Equity Risk (Both Funds) — The price of equity securities may fall over short or extended periods of time. Equity security prices are sensitive to general movements in the equity markets, and a drop in the equity markets may cause the price of equity securities held by a Fund to decrease in value. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of equity securities issued by such companies may suffer a decline in response. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Extension Risk (FS Chiron Capital Allocation Fund) — Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed Income Market Risk (FS Chiron Capital Allocation Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk (Both Funds) — Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the

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regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Contracts Risk (Both Funds) — A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forward contracts are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section. Forward currency contracts are also subject to currency risk, which is described elsewhere in this section.

Futures Contracts Risk (Both Funds) — Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the

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form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

High Yield Securities Risk (FS Chiron Capital Allocation Fund) — High Yield securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Interest Rate Risk (FS Chiron Capital Allocation Fund) — Interest rate risk is the risk that the Fund’s yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. government securities, in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Investment in the Subsidiary Risk (FS Chiron Capital Allocation Fund) — The Fund may invest in the Subsidiary. By investing in its Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Commodity-Related Investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary, however, is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Fund, however, wholly owns and controls the Subsidiary, and the Fund and the

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Subsidiary are managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Leverage Risk (Both Funds) — A Fund’s investment in derivatives may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Both Funds) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market Risk (Both Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial

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performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

Mortgage-Backed Securities Risk (FS Chiron Capital Allocation Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests may not be issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. government. However, with respect to these mortgage-backed securities, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Options Risk (Both Funds) — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the

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underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Prepayment Risk (FS Chiron Capital Allocation Fund) — The Fund’s investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

REITs Risk (Both Funds) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear the expenses of the REITs. A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

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Shareholder Concentration Risk (FS Chiron SMid Opportunities Fund) – A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Stock Connect Investing Risk (FS Chiron Capital Allocation Fund) — The Fund may invest in A-Shares of companies based in the People’s Republic of China (“PRC”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares during the time when Stock Connect is not trading. Because of the way in which A-Shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Structured Notes Risk (FS Chiron Capital Allocation Fund) — Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack

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of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Swap Agreements Risk (Both Funds) — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. Swaps could result in losses to a Fund if the underlying reference asset does not perform as anticipated. The value of swaps, like other derivatives, may be volatile and may result in losses for a Fund. Swaps are also subject to correlation risk, credit risk, leverage risk, liquidity risk, market risk and valuation risk, each of which are discussed above. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

Tax Risk (FS Chiron Capital Allocation Fund) — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments. In order for the Fund to qualify as a RIC under the Code, the Fund must, amongst other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test”, which is described in more detail in the section titled “Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-related derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Adviser will monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

In addition, certain of the Fund’s Commodity-Related Investments, such as certain commodity-related derivative instruments, when made directly may not produce qualifying income to the Fund for purposes of satisfying the qualifying income test (as described in the SAI), which must be met in order for the Fund to maintain its status as a RIC under the Code. To the extent the Fund invests in Commodity-Related Investments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a

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RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund directly or indirectly invests in Commodity-Related Investments may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain Commodity-Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

11. Concentration of Shareholders:

At April 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholder Institutional Shares	% Ownership
FS Chiron Capital Allocation Fund
Class I	3	57%
Class A	3	71%
Class C	2	57%
FS Chiron SMid Opportunities Fund
Class I	2	56%
Class A	2	100%
Class C	3	100%

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES -- concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Chiron Capital Allocation Fund
Actual Fund Return
Class I Shares	$1,000.00	$877.10	1.16%	$5.40
Class A Shares	1,000.00	875.70	1.42	6.60
Class C Shares	1,000.00	873.00	2.17	10.08
Hypothetical 5% Return
Class I Shares	$1,000.00	$1,019.04	1.16%	$5.81
Class A Shares	1,000.00	1,017.75	1.42	7.10
Class C Shares	1,000.00	1,014.03	2.17	10.84
Chiron SMID Opportunities Fund
Actual Fund Return
Class I Shares	$1,000.00	$849.20	1.19%	$5.46
Class A Shares	1,000.00	848.90	1.45	6.65
Class C Shares	1,000.00	846.00	2.20	10.07
Hypothetical 5% Return
Class I Shares	$1,000.00	$1,018.89	1.19%	$5.96
Class A Shares	1,000.00	1,017.60	1.45	7.25
Class C Shares	1,000.00	1,013.88	2.20	10.99

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON FUNDS
APRIL 30, 2022 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 17, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

FS Chiron Funds

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management LLC

10 East 53rd Street, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Fund described.

CHI-SA-001-0700

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer, Controller, and CFO

Date: July 8, 2022